Description of Business	12 Months Ended
Dec. 31, 2019
DESCRIPTION OF BUSINESS [Abstract]
Description of Business

NOTE 1 – DESCRIPTION OF BUSINESS

Navios Maritime Partners L.P. (“Navios Partners” or the “Company”), is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Maritime Holdings Inc. (“Navios Holdings”), was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest in Navios Partners.

Navios Partners is engaged in the seaborne transportation services of a wide range of dry cargo commodities including iron ore, coal, grain, fertilizer and also containers, chartering its vessels under medium to longer-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc., (the “Manager”), from its offices in Piraeus, Greece, Singapore and Monaco.

Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:

(a) a management agreement with the Manager (the “Management Agreement”), pursuant to which the Manager provides Navios Partners commercial and technical management services;

(b) an administrative services agreement with the Manager (the “Administrative Services Agreement”), pursuant to which the Manager provides Navios Partners administrative services; and

(c) an omnibus agreement with Navios Holdings (the “Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.

In August 2019, Navios Holdings announced that it sold certain assets, including its ship management division and the general partnership interest in Navios Partners to N Shipmanagement Acquisition Corp. and related entities (“NSM”), affiliated with our Chairman and Chief Executive Officer.

As of March 30, 2020, there were 10,987,679 outstanding common units and 230,524 general partnership units. Navios Holdings currently owns an 18.8% common unit interest in Navios Partners and Olympos Maritime Ltd holds the general partner interest of 2.1%.